Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings.
Borrowings

19      Borrowings

Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2020	2021
Current	3,638	3,906
Non-current	9,750	8,631
Total Lease liabilities	13,388	12,537

Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	8,620	11	8,631

The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. Future cash outflows as of December 31, 2021 to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities amounts to USD 3.1 million and relates to new contracts signed in 2022 and potential renewals.

Changes in liabilities arising from financing activities

In thousands of USD	January 1, 2020	Additions	Payments	Reclassification	Effect of translation	December 31, 2020
Current lease liabilities	3,427	4,090	(6,084)	2,116	89	3,638
Non-current lease liabilities	6,871	5,012	—	(2,116)	(17)	9,750
Total liabilities from financing activities	10,298	9,102	(6,084)	—	72	13,388

In thousands of USD	January 1, 2021	Additions	Payments	Reclassification	Effect of translation	December 31, 2021
Current lease liabilities	3,638	4,173	(6,615)	2,905	(195)	3,906
Non-current lease liabilities	9,750	2,169	—	(2,905)	(383)	8,631
Total liabilities from financing activities	13,388	6,342	(6,615)	—	(578)	12,537

Additions include USD 1,527 thousand of accrued interest as of December 31, 2021 (December 31, 2020: USD 1,516 thousand) as described in Note 8.

Lease payments not recognized as a liability

The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.

The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2020	2021
Short-term leases	1,549	1,740
Variable lease payments	131	133
Total expense	1,680	1,873

At December 31, 2021 the Group was committed to short-term leases and the total commitment at that date was USD 1,044 thousand (December 31, 2020: USD 759 thousand).